Contingent liabilities and commitments	6 Months Ended
Jun. 30, 2018
Contingent liabilities and commitments [abstract]
Contingent liabilities and commitments

16. Contingent liabilities and commitments

	As at	As at
	30.06.18	31.12.17
Contingent liabilities	£m	£m
Guarantees and letters of credit pledged as collateral security	14,051	14,275
Performance guarantees, acceptances and endorsements	4,329	4,737
Total	18,380	19,012

Commitments
Documentary credits and other short-term trade related transactions	1,055	812
Standby facilities, credit lines and other commitments	244,246	314,761
Total	245,301	315,573

Contingent liabilities and commitment balances transferred to Barclays Bank UK PLC as part of the business disposal included guarantees and letters of credit pledged as collateral security of £793m and standby facilities, credit lines and other commitments of £67,791m

Further details on contingent liabilities relating to legal, competition and regulatory matters can be found in Note 17, Legal, competition and regulatory matters.